Non-operating Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Future Minimum Rentals on Non-cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2017:

Year ending December 31:
2018	$24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	$40,491

Tang Dynasty Investment Group Limited [Member]
Schedule of Future Minimum Rentals on Non-cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2017:

Year ending December 31:
2018	$24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	$40,491